Organization and Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Accumulated deficit	$ (59,813)	$ (48,426)	$ (43,436)
Cash, cash equivalents and short-term investments	$ 24,530	$ 22,893
Initial public offering closing date	2014-04-01